Document and Entity Information	May 15, 2026
Details
Registrant CIK	0001630176
Document Type	8-K
Document Period End Date	May 15, 2026
Entity Registrant Name	HEALTHY EXTRACTS INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55572
Entity Tax Identification Number	47-2594704
Entity Address, Address Line One	7375 Commercial Way
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89011
City Area Code	702
Local Phone Number	463-1004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false